Other Assets	6 Months Ended
Jun. 30, 2023
Other Assets
Other assets
5.	Other assets

	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Non-current other assets
Prepaid expenses	283,784	308,066
Total	283,784	308,066
Current other assets
Prepayments on research & development projects	4,757,771	9,776,505
Prepaid expense	1,146,674	1,841,935
Others	501,422	2,552,071
Total	6,405,867	14,170,511
Total other assets	6,689,651	14,478,577

As of June 30, 2023, prepayments on research & development projects amounted to €4.8 million compared to €9.8 million as of December 31, 2022, and consist of prepayments on clinical and R&D material production contracts. The decrease in prepayments results from manufacturing development activities, which were partly completed in the six months ended June 30, 2023.

Prepaid expenses mainly consist of prepaid insurance expense.

The reduction of the amounts in the category “others” primarily relate to credit notes issued to the Company by CROs, which were still outstanding as of December 31, 2022 and were paid in 2023.